Tax - Schedule of tax included within the statement of financial position (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	£ 8,038	£ 7,519
Exchange adjustments and other	(97)	(95)
Charged/(credited) to income statement	1,095	786
(Credited)/charged to other comprehensive income and equity	16	17
Disposals	(12)	(65)
Reclassification to held for sale		(124)
Deferred tax liability (asset) end of period	9,040	8,038
Regulatory licenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	429	429
Exchange adjustments and other	0	0
Charged/(credited) to income statement	0	0
(Credited)/charged to other comprehensive income and equity	0	0
Disposals	0	0
Reclassification to held for sale		0
Deferred tax liability (asset) end of period	429	429
Accelerated tax depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	9,412	8,816
Exchange adjustments and other	(144)	(147)
Charged/(credited) to income statement	1,158	925
(Credited)/charged to other comprehensive income and equity	0	0
Disposals	(12)	(60)
Reclassification to held for sale		(122)
Deferred tax liability (asset) end of period	10,414	9,412
Share- based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(26)	(25)
Exchange adjustments and other	0	0
Charged/(credited) to income statement	(5)	(3)
(Credited)/charged to other comprehensive income and equity	(9)	2
Disposals	0	0
Reclassification to held for sale		0
Deferred tax liability (asset) end of period	(40)	(26)
Pensions and other post- retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	491	461
Exchange adjustments and other	(4)	(5)
Charged/(credited) to income statement	6	58
(Credited)/charged to other comprehensive income and equity	39	(23)
Disposals	0	0
Reclassification to held for sale		0
Deferred tax liability (asset) end of period	532	491
Financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(175)	(275)
Exchange adjustments and other	0	0
Charged/(credited) to income statement	24	62
(Credited)/charged to other comprehensive income and equity	(14)	38
Disposals	0	0
Reclassification to held for sale		0
Deferred tax liability (asset) end of period	(165)	(175)
Other net temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(2,093)	(1,887)
Exchange adjustments and other	51	57
Charged/(credited) to income statement	(88)	(256)
(Credited)/charged to other comprehensive income and equity	0	0
Disposals	0	(5)
Reclassification to held for sale		(2)
Deferred tax liability (asset) end of period	(2,130)	(2,093)
Deferred tax assets	2,130	2,093
Net operating losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	456	298
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	632	603
Environmental provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	558	575
Allowance for credit losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	161	155
Other short term differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	£ 323	£ 462